Tax Matters - Narrative (Details) € in Millions, S/ in Millions, R$ in Millions				1 Months Ended	12 Months Ended
	Dec. 27, 2023 EUR (€)	Sep. 27, 2023 EUR (€)	Dec. 20, 2022	Mar. 31, 2019 EUR (€)	Dec. 31, 2023 EUR (€) company	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 EUR (€) company	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 EUR (€) yr	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 BRL (R$) company	Dec. 31, 2023 PEN (S/) company	Dec. 31, 2022 BRL (R$) company	Dec. 31, 2022 PEN (S/) company	Oct. 24, 2022 EUR (€)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of consolidated tax group companies | company					45			47					45	45	47	47
Corporate income tax					€ 899.0			€ (641.0)			€ (1,378.0)
Deferred tax assets					6,240.0			4,884.0			5,616.0
Deferred tax liabilities					2,702.0			3,067.0			2,602.0
Reversal of deferred tax assets for tax loss carryforwards								85.0
Reversal of deferred tax assets for deductions								112.0
Tax loss carryforwards generated in the tax group					4,628.0
Current income taxes receivable					598.0			€ 1,549.0
Profit obtained on sale of division subsidiaries, percentage including taxes								95.00%	95.00%	95.00%
Permanent differences					442.0			€ (793.0)			(1,705.0)
Changes in deferred tax charge due to changes in tax rates					0.0			1.0			51.0
Increase/(decrease) in tax expense arising from temporary differences					11.0			43.0			€ 84.0
Positive tax effect of impairment of goodwill					2,206.0
Amortized goodwill for tax purposes					419.0			406.0
Tax credit expected, loss carryforwards of 2002					247.0
Tax credit expected, loss carryforwards of 2004					21.0
Tax credit expected, loss carryforwards of 2011					615.0
Tax credit expected, loss carryforwards of 2015					1,503.0
Tax credit expected, deductions for double taxation					952.0
Tax credit expected, deductions for reinvestments					23.0
Tax credit expected, deductions for investments					476.0
Tax credit expected, deductions for donations					260.0
Tax credit expected, deductions for fixed assets					101.0
Tax credit expected, deductions for reversal of temporary measures					29.0
Losses on litigation settlements					4,323.0	R$ 23,130		3,898.0	R$ 21,712
Number of years in processing lawsuits, tax litigation in Peru | yr											20
Increase legal claim in Peru, tax litigation, (in percent)											80.00%
Other provisions					2,574.0			2,630.0
Reconciliation Share Of Loss Of VMO2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Permanent differences					(477.0)
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proceeds from favorable tax appeal				€ 13.4
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					1,110.0			457.0
Tax loss carryforwards generated in the tax group					77.0			498.0
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					879.0
Tax loss carryforwards generated in the tax group					5,295.0			5,452.0
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					814.0
Tax loss carryforwards generated in the tax group					841.0			683.0
Telxius Telecom, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income taxes receivable								876.0
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					2,803.0			2,011.0			€ 2,639.0
Deferred tax liabilities					2,702.0
Tax loss carryforwards generated in the tax group					2,633.0
Tax credits for loss carryforwards | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					1,110.0			457.0			999.0
Tax credits for loss carryforwards | Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					879.0			810.0			778.0
Tax credits for loss carryforwards | Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					814.0			741.0			861.0
Deferred tax assets for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					5,586.0			5,205.0
Deferred tax liabilities					5,584.0			5,964.0
Deferred tax assets for temporary differences | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets											65.0
Deferred tax assets for temporary differences | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets								548.0											R$ 548
Total unused tax credits | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					733.0			565.0
Total unused tax credits | Pegaso Pcs S.A. de C.V. and Colombia Telecomunicaciones S.A. ESP BIC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					982.0
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					6,240.0
Unused tax deductions | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					244.0
2008-2011 Inspection Procedure
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax refund, receivable from tax paid																	€ 790.0
Tax refund, interest receivable from tax paid																	€ 526.0
Reversal of deferred tax assets for tax loss carryforwards								512.0
Reversal of deferred tax assets for deductions								278.0
Reversal of deferred tax assets for tax credits								16.0
2008-2011 Inspection Procedure | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets								58.0
Supreme Court of Brazil - ICMS tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Brazil VAT tax dispute, decrease in taxes other than income tax					51.0	277		73.0	397		261.0	R$ 1,660
Brazil VAT tax dispute, increase in finance income					46.0	245		139.0	749		90.0	573
Brazil VAT tax dispute, monetary updating								12.0	R$ 67		6.0	R$ 36
Brazil VAT tax dispute, credits pending compensation for the refund of payments made								141.0							R$ 787
Telecommunications Law, Law 14.195
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Permanent differences								(651.0)
Tax Group 24/90
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Permanent differences											387.0
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities					258.0			319.0
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised					233.0			234.0
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited (charged) directly to equity					(2.0)			(238.0)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax relating to items credited (charged) directly to equity					194.0			44.0
Telefónica Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized					115.0			76.0			77.0
Adjustments for current tax of prior periods					(115.0)
Applied tax loss carryforwards					41.0			46.0
Disposal of tax liability					18.0			42.0
Telefónica Germany | Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets					334.0
Group 3G UMTS Holding
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized					73.0			76.0			72.0
Applied tax loss carryforwards					79.0			76.0
Group 3G UMTS Holding | Tax Expense (Income)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused provision reversed, other provisions								186.0
Group 3G UMTS Holding | Finance Income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused provision reversed, other provisions								69.0
Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized											221.0
Deferred tax assets					23.0			78.0
Disposal of deferred tax assets					61.0
Applied tax loss carryforwards					60.0			86.0
Deferred tax liabilities					119.0			59.0
Disposal of tax liability					266.0			212.0
Receivables from taxes other than income tax								212.0							1,146
Increase (decrease) in receivables from taxes other than income tax					97.0	R$ 522
Other possible contingencies					37.0			19.0					R$ 198		104
Telefónica Brazil | Tax Year 2011 to 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other possible contingencies					5,678.0			5,346.0					R$ 30,379		R$ 29,778
Telefonica Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					94.0
Disposal of deferred tax assets					18.0
Deferred tax liabilities					48.0
Disposal of tax liability					28.0
Telefonica Colombia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					9.0			26.0
Disposal of deferred tax assets					66.0
Applied tax loss carryforwards								119.0
Deferred tax liabilities								22.0
Disposal of tax liability					13.0
Vauban/CAA | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proportion of voting rights held in associate (in percentage)			45.00%
Consideration (share purchase price)																		€ 1,021.0	R$ 1,021
Telefónica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					6,240.0			4,884.0
Deferred tax liabilities					2,702.0			3,067.0
Reversal of deferred tax assets for tax loss carryforwards								85.0
Reversal of deferred tax assets for tax credits					173.0			112.0
Unrecorded tax loss carryforwards					368.0			326.0
Telefónica, S.A. | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					2,803.0			2,011.0
Telefónica, S.A. | Deferred tax assets for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					2,704.0			2,308.0
Telefónica, S.A. | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					733.0			565.0
Group 3G UMTS Holding GmbH
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized					73.0			76.0
Telefónica Peru | Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate income tax								(241.0)			(97.0)
Telefónica México | Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase/(decrease) in tax expense arising from temporary differences											83.0
Vivo
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amortized goodwill for tax purposes								49.0
Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized		€ 334.0			334.0
Increase (decrease) in deferred tax liability (asset)					541.0
Corporate income tax					541.0
Deferred tax assets, temporary difference	€ 306.0
Individual tax loss carryforward limit amount, fiscal year (in percentage)	50.00%
Deferred tax assets								10.0
Disposal of deferred tax assets					208.0			319.0
Increase (decrease) through restructuring, deferred tax liability (asset)					(412.0)
Telefónica Spain | Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate income tax											€ (97.0)
Telefónica Peru | Tax proceedings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Additions					143.0		S/ 587	138.0		S/ 560
Telefónica Peru | Peru - Rulings in June and August 2015 | Tax proceedings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions					€ 761.0			€ 945.0						S/ 3,117		S/ 3,849